Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
License and milestone revenue				$ 7,523,437	$ 7,523,438	$ 826,563
Research Revenue				186,233	186,233	2,261,689
Total revenues				7,709,670	7,709,671	3,088,252
Operating expenses:
Research and development	443,857	545,403	1,088,967	1,148,607	2,281,196	3,112,531
General and administrative	929,355	343,356	1,636,391	789,511	1,551,199	2,307,513
Operating income (loss)	(1,373,212)	(888,759)	(2,725,358)	5,771,552	3,877,276	(2,331,792)
Other income, net	687	2,849	1,211	6,141	10,313	97,974
Income (loss) before income tax expense	(1,372,525)	(885,910)	(2,724,147)	5,777,693	3,887,589	(2,233,818)
Income tax expense	(182)	(171)	(294)	(1,410)	(684)	(18,370)
Net income (loss)	$ (1,372,707)	$ (886,081)	$ (2,724,441)	$ 5,776,283	$ 3,886,905	$ (2,252,188)
Basic earnings (loss) per share attributable to Series A and B common stock	$ (0.09)	$ (0.06)	$ (0.18)	$ 0.37	$ 0.25	$ (0.15)
Weighted average common shares outstanding	14,988,681	14,988,681	14,988,681	14,988,681	14,988,681	14,951,715
Diluted earnings (loss) per share attributable to Series A and B common stock	$ (0.09)	$ (0.06)	$ (0.18)	$ 0.37	$ 0.25	$ (0.15)
Weighted average common shares outstanding, diluted	14,988,681	14,988,681	14,988,681	15,238,681	15,238,681	14,951,715